Cover	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	TriCo Bancshares
Entity Incorporation, State or Country Code	CA
Entity File Number	0-10661
Entity Tax Identification Number	94-2792841
Entity Address, Address Line One	63 Constitution Drive
Entity Address, City or Town	Chico,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95973
City Area Code	530
Local Phone Number	898-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	TCBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000356171